Intangible Assets, Goodwill and Other Long Term Assets (Details) - Schedule of Composition and Movement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Cost [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		$ 155,031	$ 154,431
Purchases		129	600
Balance as of ending		155,160	155,031
Cost [Member] | Intellectual property [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		80,103	80,103
Purchases
Balance as of ending		80,103	80,103
Cost [Member] | Customer Relationships [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		33,514	33,514
Purchases
Balance as of ending		33,514	33,514
Cost [Member] | Goodwill [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		30,313	30,313
Purchases
Balance as of ending		30,313	30,313
Cost [Member] | Other Intangibles [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	11,101	10,501
Purchases	[1]	129	600
Balance as of ending	[1]	11,230	11,101
Accumulated Amortization and Impairment [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		8,022	839
Amortization recognized in the year		7,183	7,183
Balance as of ending		15,204	8,022
Amortized cost at December 31, 2022				$ 139,955
Accumulated Amortization and Impairment [Member] | Intellectual property [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		5,853	477
Amortization recognized in the year		5,376	5,376
Balance as of ending		11,229	5,853
Amortized cost at December 31, 2022				68,874
Accumulated Amortization and Impairment [Member] | Customer Relationships [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		1,855	179
Amortization recognized in the year		1,676	1,676
Balance as of ending		3,531	1,855
Amortized cost at December 31, 2022				29,983
Accumulated Amortization and Impairment [Member] | Goodwill [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning
Amortization recognized in the year
Balance as of ending
Amortized cost at December 31, 2022				30,313
Accumulated Amortization and Impairment [Member] | Other Intangibles [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	314	183
Amortization recognized in the year	[1]	131	131
Balance as of ending	[1]	$ 444	314
Amortized cost at December 31, 2022	[1]			$ 10,785
Accumulated Amortization and Impairment [Member] | Previously stated [member]
Schedule of Composition and Movement [Line Items]
Amortized cost at December 31, 2022			147,009
Accumulated Amortization and Impairment [Member] | Previously stated [member] | Intellectual property [Member]
Schedule of Composition and Movement [Line Items]
Amortized cost at December 31, 2022			74,250
Accumulated Amortization and Impairment [Member] | Previously stated [member] | Customer Relationships [Member]
Schedule of Composition and Movement [Line Items]
Amortized cost at December 31, 2022			31,659
Accumulated Amortization and Impairment [Member] | Previously stated [member] | Goodwill [Member]
Schedule of Composition and Movement [Line Items]
Amortized cost at December 31, 2022			30,313
Accumulated Amortization and Impairment [Member] | Previously stated [member] | Other Intangibles [Member]
Schedule of Composition and Movement [Line Items]
Amortized cost at December 31, 2022	[1]		$ 10,787

[1]	Includes assumed contract manufacturing agreement and distribution right of certain therapeutic products to be distributed in Israel, subject to IL MOH and or EMA marketing authorization. The Company was required to make certain upfront and milestone payments on account of such distribution rights. These payments are accounted for as long-term assets through obtaining IL MOH marketing authorization and will subsequently be amortized during the expected distribution right’s useful life.